Related Party Transactions (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Mr. Lirong Wang [Member]
Related Party Transactions (Details) [Line Items]
Due from related parties	$ 543,594		$ 1,155,429
Accounts Payable	1,407,557		445,661
Accounts Receivable	1,951,151		1,601,090
Amount paid to the Company	1,407,557		445,661
Borrowed amount	2,395,252	$ 2,362,432	2,748,129	$ 3,950,414
Repayment of debt	1,783,417	2,933,416	3,164,170	4,272,035
Sell land and fixed assets			1,645,489
Mr. Guohua Lin [Member]
Related Party Transactions (Details) [Line Items]
Borrowed amount	6,939	7,556	53,694	237,041
Repayment of debt	4,318	1,220	29,581	165,455
Ms. Xueying Sheng [Member]
Related Party Transactions (Details) [Line Items]
Borrowed amount	9,518	30,972	71,158	49,070
Repayment of debt	$ 3,014	$ 21,950	89,524	$ 115,316
Agricultural Bank of China [Member] | Mr. Lirong Wang [Member]
Related Party Transactions (Details) [Line Items]
Sell land and fixed assets			$ 1,601,090